Share capital - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Years	Dec. 31, 2018 CAD ($) Years
Disclosure of classes of share capital [abstract]
Share price	$ 0.25	$ 0.36
Exercise price	$ 0.30	$ 0.50
Expected life of options | Years	4.9	5
Annualized volatility	149.00%	176.00%
Risk-free interest rate	2.10%	1.79%
Dividend rate	0.00%	0.00%